Warrants Liabilities (Details) - Schedule of Fair Value of Valuation of Warrants - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Schedule of Fair Value of Valuation of Warrants [Abstract]
At the beginning of the period	$ 887,689
Issued by the SPAC		1,666,500
Fair value remeasurement (Gain)	(497,728)	(778,811)
At the end of the period	$ 389,961	$ 887,689